Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

1933 Act Rule 485(a)(2)
1933 Act File No. 002-73948
1940 Act File No. 811-03258
May 17, 2019
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	DFA Investment Dimensions Group Inc. File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 234/236 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”).  The Amendment is being submitted to add two new series of shares, designated as the DFA Oregon Municipal Bond Portfolio and the DFA Selective State Municipal Bond Portfolio (the “Portfolios”), to the Registrant.
The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission’s staff on the Amendment; and (ii) updating certain information contained in the prospectuses and statements of additional information relating to the Portfolios.
As noted on the facing sheet, the Amendment relates only to the Portfolios, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.
Very truly yours, /s/ Jana L. Cresswell Jana L. Cresswell

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